Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Note 9. Goodwill and Intangible Assets
There was no goodwill on the consolidated balance sheets during the Predecessor periods. For the Successor period from October 2, 2024 through December 31, 2024, there was $667,936 of goodwill recognized in connection with the Business Combination and no change to this value as of  December 31, 2024. Refer to Note 8. Business
Combinations for details.
The following table summarizes intangible assets, net:

		December 31, 2024 (Successor)
Intangible Asset	Weighted- Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names ........................................................	16.0	17,800	(277)	17,523
Customer relationships ........................................	3.0	4,600	(382)	4,218
Developed technology ........................................	9.1	165,100	(4,718)	160,382
Other finite-lived intangible assets .....................	3.0	30	—	30
Total intangible assets .......................................		$187,530	$(5,377)	$182,153
There were no intangible assets on the consolidated balance sheets during the Predecessor periods; therefore, no amortization expense was recognized. Amortization expense was $5,377 for the Successor period from October 2,
2024 through December 31, 2024 and is recorded on the consolidated statements of operations and comprehensive income (loss).
Estimated future amortization expense is as follows:

Amortization Expense
2025 ......................................................................................................................................................	$21,616
2026 ......................................................................................................................................................	21,616
2027 ......................................................................................................................................................	21,234
2028 ......................................................................................................................................................	20,073
2029 ......................................................................................................................................................	18,853
Thereafter ..............................................................................................................................................	78,761
Total .....................................................................................................................................................	$182,153